Shareholder Report		6 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000206057
Shareholder Report [Line Items]
Fund Name		Alternative Risk Premia Fund
Class Name		Class R6
Trading Symbol		WRPRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
Material Change Date	Jul. 01, 2024
AssetsNet		$ 116,714,836
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 210,152
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$116,714,836
Consolidated # of portfolio holdings	69
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$210,152

Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Bond futures	80	83
Commodity futures	13	17
Currency forwards	93	125
Equity index futures	19	4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective October 23, 2024, Chenfei Ma, CFA, was added as a portfolio manager to the Fund. Effective November 1, 2024 and December 31, 2024, Kevin Cole and Eddie Cheng respectively, were no longer portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]

Effective October 23, 2024, Chenfei Ma, CFA, was added as a portfolio manager to the Fund. Effective November 1, 2024 and December 31, 2024, Kevin Cole and Eddie Cheng respectively, were no longer portfolio managers to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000206058
Shareholder Report [Line Items]
Fund Name		Alternative Risk Premia Fund
Class Name		Institutional Class
Trading Symbol		WRPIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.72%
Material Change Date	Jul. 01, 2024
AssetsNet		$ 116,714,836
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 210,152
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$116,714,836
Consolidated # of portfolio holdings	69
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$210,152

Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Bond futures	80	83
Commodity futures	13	17
Currency forwards	93	125
Equity index futures	19	4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective October 23, 2024, Chenfei Ma, CFA, was added as a portfolio manager to the Fund. Effective November 1, 2024 and December 31, 2024, Kevin Cole and Eddie Cheng respectively, were no longer portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]

Effective October 23, 2024, Chenfei Ma, CFA, was added as a portfolio manager to the Fund. Effective November 1, 2024 and December 31, 2024, Kevin Cole and Eddie Cheng respectively, were no longer portfolio managers to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020271
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Administrator Class
Trading Symbol		SCTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
AssetsNet		$ 281,561,813
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 563,428
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

C000020269
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Class A
Trading Symbol		SFCIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.80%
AssetsNet		$ 281,561,813
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 563,428
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

C000020270
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Class C
Trading Symbol		SFCCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		1.55%
AssetsNet		$ 281,561,813
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 563,428
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

C000150654
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SFCNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 281,561,813
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 563,428
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

C000020275
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Administrator Class
Trading Symbol		SGCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet		$ 625,837,335
Holdings Count | Holding		251
Advisory Fees Paid, Amount		$ 1,203,945
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

C000020272
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Class A
Trading Symbol		SCTAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.75%
AssetsNet		$ 625,837,335
Holdings Count | Holding		251
Advisory Fees Paid, Amount		$ 1,203,945
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

C000020274
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Class C
Trading Symbol		SCTCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		1.50%
AssetsNet		$ 625,837,335
Holdings Count | Holding		251
Advisory Fees Paid, Amount		$ 1,203,945
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

C000150655
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SGTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.48%
AssetsNet		$ 625,837,335
Holdings Count | Holding		251
Advisory Fees Paid, Amount		$ 1,203,945
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

C000122979
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WHYDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.70%
AssetsNet		$ 196,393,319
Holdings Count | Holding		196
Advisory Fees Paid, Amount		$ 337,364
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

C000122981
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class A
Trading Symbol		WHYMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.80%
AssetsNet		$ 196,393,319
Holdings Count | Holding		196
Advisory Fees Paid, Amount		$ 337,364
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

C000122982
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class C
Trading Symbol		WHYCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		1.55%
AssetsNet		$ 196,393,319
Holdings Count | Holding		196
Advisory Fees Paid, Amount		$ 337,364
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

C000205252
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class R6
Trading Symbol		EKHRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 196,393,319
Holdings Count | Holding		196
Advisory Fees Paid, Amount		$ 337,364
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

C000122980
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WHYIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet		$ 196,393,319
Holdings Count | Holding		196
Advisory Fees Paid, Amount		$ 337,364
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

C000064977
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Administrator Class
Trading Symbol		WFITX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.60%
AssetsNet		$ 955,857,369
Holdings Count | Holding		541
Advisory Fees Paid, Amount		$ 1,142,790
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

C000053352
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class A
Trading Symbol		WFTAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.67%
AssetsNet		$ 955,857,369
Holdings Count | Holding		541
Advisory Fees Paid, Amount		$ 1,142,790
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

C000053353
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class C
Trading Symbol		WFTFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$72	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		1.42%
AssetsNet		$ 955,857,369
Holdings Count | Holding		541
Advisory Fees Paid, Amount		$ 1,142,790
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

C000205243
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class R6
Trading Symbol		WFRTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet		$ 955,857,369
Holdings Count | Holding		541
Advisory Fees Paid, Amount		$ 1,142,790
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

C000064976
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Institutional Class
Trading Symbol		WITIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet		$ 955,857,369
Holdings Count | Holding		541
Advisory Fees Paid, Amount		$ 1,142,790
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

C000020283
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Administrator Class
Trading Symbol		NWMIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.60%
AssetsNet		$ 167,156,395
Holdings Count | Holding		218
Advisory Fees Paid, Amount		$ 291,143
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

C000020281
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Class A
Trading Symbol		NMTFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.84%
AssetsNet		$ 167,156,395
Holdings Count | Holding		218
Advisory Fees Paid, Amount		$ 291,143
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

C000020279
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Class C
Trading Symbol		WMTCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$81	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		1.59%
AssetsNet		$ 167,156,395
Holdings Count | Holding		218
Advisory Fees Paid, Amount		$ 291,143
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

C000176497
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		WMTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.52%
AssetsNet		$ 167,156,395
Holdings Count | Holding		218
Advisory Fees Paid, Amount		$ 291,143
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

C000020296
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WMFDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.60%
AssetsNet		$ 8,025,685,930
Holdings Count | Holding		1,560
Advisory Fees Paid, Amount		$ 12,838,517
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

C000020293
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class A
Trading Symbol		WMFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.74%
AssetsNet		$ 8,025,685,930
Holdings Count | Holding		1,560
Advisory Fees Paid, Amount		$ 12,838,517
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

C000020295
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class C
Trading Symbol		WMFCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		1.49%
AssetsNet		$ 8,025,685,930
Holdings Count | Holding		1,560
Advisory Fees Paid, Amount		$ 12,838,517
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

C000205244
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class R6
Trading Symbol		WMBRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.37%
AssetsNet		$ 8,025,685,930
Holdings Count | Holding		1,560
Advisory Fees Paid, Amount		$ 12,838,517
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

C000064978
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WMBIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.42%
AssetsNet		$ 8,025,685,930
Holdings Count | Holding		1,560
Advisory Fees Paid, Amount		$ 12,838,517
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

C000089441
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Class A
Trading Symbol		EKVAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.74%
AssetsNet		$ 91,952,965
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 115,280
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$91,952,965
# of portfolio holdings	117
Portfolio turnover rate	10%
Total advisory fees paid	$115,280

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	35.5
A/A	35.8
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.3
Not Rated	1.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12-1-2047	2.6
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group, 5.00%, 1-1-2028	2.3
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8-15-2047	2.2
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12-1-2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10-1-2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4-1-2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6-1-2042	1.8
Interboro School District, 5.50%, 8-15-2063	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12-1-2053	1.8
Pennsylvania EDFA Villanova University, 5.00%, 8-1-2049	1.8

C000089443
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Class C
Trading Symbol		EKVCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		1.49%
AssetsNet		$ 91,952,965
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 115,280
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$91,952,965
# of portfolio holdings	117
Portfolio turnover rate	10%
Total advisory fees paid	$115,280

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	35.5
A/A	35.8
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.3
Not Rated	1.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12-1-2047	2.6
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group, 5.00%, 1-1-2028	2.3
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8-15-2047	2.2
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12-1-2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10-1-2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4-1-2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6-1-2042	1.8
Interboro School District, 5.50%, 8-15-2063	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12-1-2053	1.8
Pennsylvania EDFA Villanova University, 5.00%, 8-1-2049	1.8

C000089444
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		EKVYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet		$ 91,952,965
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 115,280
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$91,952,965
# of portfolio holdings	117
Portfolio turnover rate	10%
Total advisory fees paid	$115,280

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	35.5
A/A	35.8
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.3
Not Rated	1.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12-1-2047	2.6
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group, 5.00%, 1-1-2028	2.3
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8-15-2047	2.2
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12-1-2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10-1-2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4-1-2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6-1-2042	1.8
Interboro School District, 5.50%, 8-15-2063	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12-1-2053	1.8
Pennsylvania EDFA Villanova University, 5.00%, 8-1-2049	1.8

C000092789
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WSTMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
AssetsNet		$ 1,568,626,740
Holdings Count | Holding		680
Advisory Fees Paid, Amount		$ 2,491,546
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

C000064979
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class A
Trading Symbol		WSMAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.63%
AssetsNet		$ 1,568,626,740
Holdings Count | Holding		680
Advisory Fees Paid, Amount		$ 2,491,546
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

C000020338
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class C
Trading Symbol		WSSCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		1.38%
AssetsNet		$ 1,568,626,740
Holdings Count | Holding		680
Advisory Fees Paid, Amount		$ 2,491,546
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

C000205246
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class R6
Trading Symbol		WSSRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet		$ 1,568,626,740
Holdings Count | Holding		680
Advisory Fees Paid, Amount		$ 2,491,546
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

C000064980
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WSBIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
AssetsNet		$ 1,568,626,740
Holdings Count | Holding		680
Advisory Fees Paid, Amount		$ 2,491,546
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

C000089517
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		VMPYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet		$ 1,880,793,230
Holdings Count | Holding		879
Advisory Fees Paid, Amount		$ 3,546,778
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

C000089514
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class A
Trading Symbol		VMPAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.79%
AssetsNet		$ 1,880,793,230
Holdings Count | Holding		879
Advisory Fees Paid, Amount		$ 3,546,778
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

C000089516
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class C
Trading Symbol		DHICX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		1.54%
AssetsNet		$ 1,880,793,230
Holdings Count | Holding		879
Advisory Fees Paid, Amount		$ 3,546,778
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

C000205251
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class R6
Trading Symbol		VMPRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.42%
AssetsNet		$ 1,880,793,230
Holdings Count | Holding		879
Advisory Fees Paid, Amount		$ 3,546,778
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

C000123112
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		STRIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.47%
AssetsNet		$ 1,880,793,230
Holdings Count | Holding		879
Advisory Fees Paid, Amount		$ 3,546,778
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

C000092790
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Administrator Class
Trading Symbol		WUSMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 724,301,113
Holdings Count | Holding		360
Advisory Fees Paid, Amount		$ 592,812
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

C000020340
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class A
Trading Symbol		SMAVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 724,301,113
Holdings Count | Holding		360
Advisory Fees Paid, Amount		$ 592,812
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

C000220296
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class A2
Trading Symbol		WFUNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
AssetsNet		$ 724,301,113
Holdings Count | Holding		360
Advisory Fees Paid, Amount		$ 592,812
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

C000064981
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class C
Trading Symbol		WFUSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.25%
AssetsNet		$ 724,301,113
Holdings Count | Holding		360
Advisory Fees Paid, Amount		$ 592,812
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

C000205247
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class R6
Trading Symbol		WUSRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 724,301,113
Holdings Count | Holding		360
Advisory Fees Paid, Amount		$ 592,812
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

C000020341
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		SMAIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
AssetsNet		$ 724,301,113
Holdings Count | Holding		360
Advisory Fees Paid, Amount		$ 592,812
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

C000064975
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Class A
Trading Symbol		WWTFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.70%
AssetsNet		$ 130,944,565
Holdings Count | Holding		146
Advisory Fees Paid, Amount		$ 197,229
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$130,944,565
# of portfolio holdings	146
Portfolio turnover rate	12%
Total advisory fees paid	$197,229

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	8.7
AA/Aa	25.8
A/A	37.7
BBB/Baa	24.5
B/B	0.2
Not Rated	3.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	3.2
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7-1-2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7-1-2044	2.6
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12-1-2052	2.3
Wisconsin Housing & EDA Flats at Bishops Wood LP Series E, 4.75%, 6-1-2043	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7-1-2052	2.2
Ashwaubenon CDA County of Brown CAB, 0.00%, 6-1-2049	1.9
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230, 3.62%, 2-15-2054	1.9
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11-1-2058	1.8
Guam Government Waterworks Authority, 5.00%, 1-1-2046	1.7

C000020285
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Class C
Trading Symbol		WWTCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$74	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		1.45%
AssetsNet		$ 130,944,565
Holdings Count | Holding		146
Advisory Fees Paid, Amount		$ 197,229
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$130,944,565
# of portfolio holdings	146
Portfolio turnover rate	12%
Total advisory fees paid	$197,229

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	8.7
AA/Aa	25.8
A/A	37.7
BBB/Baa	24.5
B/B	0.2
Not Rated	3.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	3.2
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7-1-2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7-1-2044	2.6
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12-1-2052	2.3
Wisconsin Housing & EDA Flats at Bishops Wood LP Series E, 4.75%, 6-1-2043	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7-1-2052	2.2
Ashwaubenon CDA County of Brown CAB, 0.00%, 6-1-2049	1.9
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230, 3.62%, 2-15-2054	1.9
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11-1-2058	1.8
Guam Government Waterworks Authority, 5.00%, 1-1-2046	1.7

C000176498
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		WWTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.52%
AssetsNet		$ 130,944,565
Holdings Count | Holding		146
Advisory Fees Paid, Amount		$ 197,229
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$130,944,565
# of portfolio holdings	146
Portfolio turnover rate	12%
Total advisory fees paid	$197,229

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	8.7
AA/Aa	25.8
A/A	37.7
BBB/Baa	24.5
B/B	0.2
Not Rated	3.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	3.2
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7-1-2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7-1-2044	2.6
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12-1-2052	2.3
Wisconsin Housing & EDA Flats at Bishops Wood LP Series E, 4.75%, 6-1-2043	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7-1-2052	2.2
Ashwaubenon CDA County of Brown CAB, 0.00%, 6-1-2049	1.9
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230, 3.62%, 2-15-2054	1.9
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11-1-2058	1.8
Guam Government Waterworks Authority, 5.00%, 1-1-2046	1.7